PERPETUAL CARE TRUSTS - Cost and Market Value Associated with Assets Held in Perpetual Care Trusts (Detail) - Variable Interest Entity, Primary Beneficiary - Perpetual care trusts - USD ($)
$ in Thousands
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term investments | Level 1
Debt Securities, Available-for-sale [Line Items]
Cost	$ 87,453	$ 12,835	$ 9,456
Fair Value	87,453	12,835	9,456
Fixed maturities
Debt Securities, Available-for-sale [Line Items]
Cost	3,106	5,843	5,871
Gross Unrealized Gains	65	165	152
Gross Unrealized Losses	(199)	(442)	(237)
Fair Value	2,972	5,566	5,786
Fixed maturities | Level 2 | U.S. governmental securities
Debt Securities, Available-for-sale [Line Items]
Cost	1,081	960	506
Gross Unrealized Gains	44	4	4
Gross Unrealized Losses	(54)	(121)	(46)
Fair Value	1,071	843	464
Fixed maturities | Level 2 | Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Cost	2,025	4,883	5,365
Gross Unrealized Gains	21	161	148
Gross Unrealized Losses	(145)	(321)	(191)
Fair Value	1,901	4,723	5,322
Mutual funds - debt securities | Level 1
Debt Securities, Available-for-sale [Line Items]
Cost	70,425	108,451	141,511
Gross Unrealized Gains	2,730	227	1,974
Gross Unrealized Losses	(59)	(837)	(712)
Fair Value	73,096	107,841	142,773
Mutual funds - equity securities | Level 1
Debt Securities, Available-for-sale [Line Items]
Cost	16,685	19,660	32,707
Gross Unrealized Gains	1,528	304	1,757
Gross Unrealized Losses	(18)	(142)	(1,771)
Fair Value	18,195	19,822	32,693
Other investment funds
Debt Securities, Available-for-sale [Line Items]
Cost	143,050	165,284	124,722
Gross Unrealized Gains	7,143	3,039	2,630
Gross Unrealized Losses	(5,024)	(4,607)	(533)
Fair Value	145,169	163,716	126,819
Equity securities | Level 1
Debt Securities, Available-for-sale [Line Items]
Cost	14,968	20,025	22,076
Gross Unrealized Gains	1,177	826	1,648
Gross Unrealized Losses	(18)	(145)	(1,570)
Fair Value	16,127	20,706	22,154
Other invested assets | Level 2
Debt Securities, Available-for-sale [Line Items]
Cost	16	56	247
Gross Unrealized Gains		20
Fair Value	16	76	247
Total Investments
Debt Securities, Available-for-sale [Line Items]
Cost	335,703	332,154	336,590
Gross Unrealized Gains	12,643	4,581	8,161
Gross Unrealized Losses	(5,318)	(6,173)	(4,823)
Fair Value	$ 343,028	$ 330,562	$ 339,928